Employee Benefit Plans and Collective Bargaining Agreements (Tables)	12 Months Ended
Feb. 24, 2018
Retirement Benefits [Abstract]
Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Assets
The following table provides a reconciliation of the changes in the retirement plans' benefit obligation and fair value of assets over the two-year period ended February 24, 2018 and a statement of funded status as of February 24, 2018 and February 25, 2017 (in millions):

	Pension		Other Post-Retirement Benefits
	February 24, 2018	February 25, 2017	February 24, 2018	February 25, 2017
Change in projected benefit obligation:
Beginning balance	$2,613.0	$2,431.8	$31.2	$16.7
Collington acquisition	—	222.3	—	15.5
Service cost	49.8	49.3	1.0	0.2
Interest cost	88.3	87.6	0.9	0.9
Actuarial (gain) loss	(56.6)	22.1	(4.5)	—
Plan participant contributions	—	—	0.5	0.7
Benefit payments	(78.7)	(200.1)	(2.2)	(2.8)
Settlements	(264.0)	—	—	—
Ending balance	$2,351.8	$2,613.0	$26.9	$31.2

Change in fair value of plan assets:
Beginning balance	$1,934.8	$1,717.5	$—	$—
Collington acquisition	—	143.4
Actual return on plan assets	201.6	264.6	—	—
Employer contributions	20.2	9.4	1.7	2.1
Plan participant contributions	—	—	0.5	0.7
Benefit payments (including settlements)	(342.6)	(200.1)	(2.2)	(2.8)
Ending balance	$1,814.0	$1,934.8	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.8)	$(6.0)	$(2.2)	$(1.8)
Other long-term liabilities	(531.0)	(672.2)	(24.7)	(29.4)
Funded status	$(537.8)	$(678.2)	$(26.9)	$(31.2)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in Accumulated other comprehensive income (loss) consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	February 24, 2018	February 25, 2017	February 24, 2018	February 25, 2017
Net actuarial gain	$(256.4)	$(142.8)	$(6.0)	$(1.6)
Prior service cost	0.3	0.4	9.3	13.0
	$(256.1)	$(142.4)	$3.3	$11.4

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets
Information for the Company's pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 24, 2018 and February 25, 2017, is shown below (in millions):

	February 24, 2018	February 25, 2017
Projected benefit obligation	$2,351.8	$2,613.0
Accumulated benefit obligation	2,349.6	2,572.0
Fair value of plan assets	1,814.0	1,934.8

Schedule of Components of Net Pension and Post-retirement Expense
The following table provides the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2017	Fiscal 2016	Fiscal 2017	Fiscal 2016
Components of net expense:
Estimated return on plan assets	$(119.6)	$(123.9)	$—	$—
Service cost	49.8	49.3	1.0	0.2
Interest cost	88.3	87.6	0.9	0.9
Amortization of prior service cost	0.1	—	3.7	2.5
Amortization of net actuarial loss (gain)	0.4	—	(0.1)	—
Collington acquisition	—	78.9	—	—
Gain due to settlement accounting	(25.4)	—	—	—
Net (benefit) expense	(6.4)	91.9	5.5	3.6

Changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain	(138.6)	(118.5)	(4.5)	—
Gain due to settlement accounting	25.4	—	—	—
Amortization of net actuarial (loss) gain	(0.4)	—	0.1	—
Prior service cost	—	0.2	—	15.5
Amortization of prior service cost	(0.1)	—	(3.7)	(2.5)
Total recognized in Other comprehensive income (loss)	(113.7)	(118.3)	(8.1)	13.0
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$(120.1)	$(26.4)	$(2.6)	$16.6

Schedule of Assumptions Used
The weighted average actuarial assumptions used to determine year-end projected benefit obligations for pension plans were as follows:

	February 24, 2018	February 25, 2017
Discount rate	4.12%	4.21%
Rate of compensation increase	2.87%	2.88%
The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 24, 2018	February 25, 2017
Discount rate	4.21%	4.25%
Expected return on plan assets:	6.40%	6.96%

Schedule of Allocation of Plan Assets
The fair value of the Company's pension plan assets as of February 24, 2018, excluding pending transactions of $87.4 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$6.5	$1.5	$5.0	$—	$—
Short-term investment collective trust (2)	67.0	—	67.0	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	244.7	244.7	—	—	—
International common stock	59.0	59.0	—	—	—
Collective trust funds (2)	686.0	—	1.3	—	684.7
Corporate bonds (4)	118.7	—	118.7	—	—
Mortgage- and other asset-backed securities (5)	45.2	—	45.2	—	—
Mutual funds (6)	254.3	146.0	21.3	—	87.0
U.S. government securities (7)	354.5	—	354.5	—	—
Other securities (8)	65.5	0.1	26.6	—	38.8
Total	$1,901.4	$451.3	$639.6	$—	$810.5

(1)	The carrying value of these items approximates fair value.

(2)
These investments are valued based on the Net Asset Value ("NAV") of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)
These investments are open-ended mutual funds that are registered with the Securities and Exchange Commission which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund's liabilities, expressed on a per-share basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The fair value of the Company's pension plan assets as of February 25, 2017, excluding pending transactions of $75.1 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$13.4	$11.4	$2.0	$—	$—
Short-term investment collective trust (2)	43.7	—	43.7	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	307.1	307.1	—	—	—
International common stock	66.2	66.2	—	—	—
Collective trust funds (2)	757.3	—	—	—	757.3
Corporate bonds (4)	146.3	—	146.3	—	—
Mortgage- and other asset-backed securities (5)	60.4	—	60.4	—	—
Mutual funds (6)	184.9	166.4	18.5	—	—
U.S. government securities (7)	363.2	—	363.2	—	—
Other securities (8)	67.4	0.1	33.4	—	33.9
Total	$2,009.9	$551.2	$667.5	$—	$791.2

(1)	The carrying value of these items approximates fair value.

(2)
These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)
These investments are open-ended mutual funds that are registered with the Securities and Exchange Commission which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund's liabilities, expressed on a per-share basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The following table summarizes the actual allocations for the United Plan which had approximately $34 million in plan assets as of February 24, 2018:

		Plan Assets
Asset category	Target (1)	February 24, 2018	February 25, 2017
Equity	50%	50.1%	51.0%
Fixed income	50%	47.9%	31.0%
Cash and other	—%	2.0%	18.0%
Total	100%	100.0%	100.0%

(1)	The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target.
The following table summarizes actual allocations for the Safeway Plan which had $1.6 billion in plan assets as of February 24, 2018:

		Plan Assets
Asset category	Target	February 24, 2018	February 25, 2017
Equity	65%	65.0%	63.1%
Fixed income	35%	35.5%	36.2%
Cash and other	—%	(0.5)%	0.7%
Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw's Plan which had approximately $220 million in plan assets as of February 24, 2018:

		Plan Assets
Asset category	Target	February 24, 2018	February 25, 2017
Equity	65%	65.4%	66.7%
Fixed income	35%	32.2%	33.3%
Cash and other	—%	2.4%	—%
Total	100%	100.0%	100.0%

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2018	$134.2	$2.3
2019	152.0	2.3
2020	154.5	2.1
2021	155.6	2.1
2022	157.2	2.0
2023 – 2027	783.2	8.5

Schedule of Multiemployer Plans
The following tables contain information about the Company's multiemployer plans:

	EIN - PN	Pension Protection Act zone status (1)		Company's 5% of total plan contributions		FIP/RP status pending/implemented

Pension fund		2017	2016	2016	2015
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (5)	951939092 - 001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust (formerly Retail Clerks Pension Trust) (2) (7)	916069306 - 001	Red	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097 - 001	Red	Red	Yes	Yes	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund (6)	236209656 - 001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
UFCW International Union - Industry Pension Fund (6)	516055922 - 001	Green	Green	Yes	No	No
Mid Atlantic Pension Fund	461000515 - 001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Red	Red	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377 - 001	Green	Green	Yes	Yes	No

	Contributions of Company (in millions)			Surcharge imposed (3)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(4)
Pension fund	2017	2016	2015				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$110.2	$98.9	$90.2	No	8/29/2015 to 8/3/2019	59	52	10/13/2018
Western Conference of Teamsters Pension Plan	61.2	59.1	57.0	No	1/27/2018 to 7/8/2023	51	16	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (5)	92.4	63.9	84.3	No	10/16/2016 to 3/3/2019	40	36	3/3/2019
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	20.4	33.8	19.7	No	10/16/2019 to 2/22/2020	19	16	10/26/2019
Sound Retirement Trust (formerly Retail Clerks Pension Trust) (2) (7)	32.1	33.1	22.3	No	9/20/2017 to 1/15/2021	116	22	5/4/2019
Bakery and Confectionery Union and Industry International Pension Fund	16.6	17.1	15.7	No	9/3/2011 to 4/10/2021	90	19	4/10/2021
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	15.8	16.7	14.8	No	1/31/2018 to 1/25/2022	4	1	1/31/2018
Rocky Mountain UFCW Unions & Employers Pension Plan	10.8	11.0	10.6	No	6/9/2018 to 11/23/2019	87	16	1/12/2019
UFCW Local 152 Retail Meat Pension Fund (6)	11.0	10.8	9.1	No	5/5/2016 to 5/2/2020	2	2	5/2/2020
Desert States Employers & UFCW Unions Pension Plan	9.3	9.1	9.1	No	11/3/2018 to 10/24/2020	13	2	10/24/2020
UFCW International Union - Industry Pension Fund (6)	12.4	8.6	7.8	No	6/9/2018 to 10/24/2020	12	6	6/9/2018
Mid Atlantic Pension Fund	6.8	6.9	6.6	No	10/26/2019 to 2/22/2020	19	16	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	6.6	5.4	5.8	No	4/9/2017 to 3/3/2019	7	2	3/3/2019
Oregon Retail Employees Pension Trust	6.6	2.3	5.5	No	9/1/2016 to 12/6/2019	85	22	8/4/2018
Other funds	19.0	22.4	21.3
Total Company contributions to U.S. multiemployer pension plans	$431.2	$399.1	$379.8

(1) PPA established three categories (or "zones") of plans: (1) "Green Zone" for healthy; (2) "Yellow Zone" for endangered; and (3) "Red Zone" for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65% - 79%, and Red Zone plans have a funding ratio less than 65%.

(2)	Sound Retirement Trust information includes former Washington Meat Industry Pension Trust due to merger into Sound Retirement Trust, effective June 30, 2014.

(3)
Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 24, 2018, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.

(4)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company's pension funds listed above.

(5)	The information for this fund was obtained from the Form 5500 filed for the plan's year-end at March 31, 2017 and March 31, 2016.

(6)	The information for this fund was obtained from the Form 5500 filed for the plan's year-end at June 30, 2016 and June 30, 2015.
(7) The information for this fund was obtained from the Form 5500 filed for the plan's year-end at September 30, 2016 and September 30, 2015.